Accrued expenses and other current liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
5.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	As of	As of
	September 30,	December 31,
	2023	2022
Accrued clinical costs	$2,239	$3,162
Employees’ compensation	689	636
Accrued research	221	—
Accrued preclinical costs	—	166
Other	95	57
Total	$3,244	$4,021

5.Accrued expenses and other current liabilities

Accrued expenses and other current liabilities as of December 31, 2022 and 2021 consist of the following (in thousands):

	As of	As of
	December 31,	December 31,
	2022	2021
Accrued clinical costs	$3,162	$852
Employees’ compensation	636	463
Accrued pre-clinical costs	166	—
Accrued deferred financing costs	—	55
Other	57	185
Total	$4,021	$1,555